Schedule of Investments (unaudited)
January 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
BWX Technologies, Inc.	62,400	$ 5,084,352
Curtiss-Wright Corp.	8,507	1,893,403
General Dynamics Corp.	301,086	79,784,779
HEICO Corp.	3,786	679,928
HEICO Corp., Class A	7,339	1,038,248
Huntington Ingalls Industries, Inc.	50,849	13,165,823
L3Harris Technologies, Inc.	246,724	51,422,216
Lockheed Martin Corp.	369,611	158,714,660
Northrop Grumman Corp.	140,862	62,931,507
RTX Corp.	2,457,779	223,952,822
		598,667,738
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	199,251	16,755,016
Expeditors International of Washington, Inc.	99,285	12,542,674
United Parcel Service, Inc., Class B	1,807,932	256,545,551
		285,843,241
Automobile Components — 0.1%
Gentex Corp.	218,191	7,228,668
LCI Industries	56,120	6,245,033
		13,473,701
Automobiles — 0.0%
Thor Industries, Inc.	56,485	6,383,935
Banks — 7.5%
BancFirst Corp.	22,902	2,027,056
Bank of America Corp.	12,954,041	440,566,934
Bank OZK	220,475	9,945,627
BOK Financial Corp.	44,084	3,696,003
Cadence Bank	145,900	3,883,858
Cathay General Bancorp	153,149	6,305,144
Citigroup, Inc.	5,073,454	284,975,911
Comerica, Inc.	471,735	24,803,826
Commerce Bancshares, Inc.	147,402	7,682,592
Community Bank System, Inc.	101,724	4,655,908
Cullen/Frost Bankers, Inc.	126,869	13,463,338
East West Bancorp, Inc.	242,597	17,663,488
First Bancorp	367,396	6,128,165
First Financial Bankshares, Inc.	219,323	6,849,457
Glacier Bancorp, Inc.	242,398	9,371,107
Home BancShares, Inc.	364,372	8,540,880
Independent Bank Corp.	69,304	3,887,261
JPMorgan Chase & Co.	4,405,022	768,059,636
M&T Bank Corp.	396,044	54,693,676
PNC Financial Services Group, Inc. (The)	1,059,489	160,205,332
Popular, Inc.	117,409	10,032,599
Prosperity Bancshares, Inc.	196,416	12,552,947
ServisFirst Bancshares, Inc.	67,843	4,554,979
SouthState Corp.	115,641	9,609,767
UMB Financial Corp.	53,276	4,395,270
United Community Banks, Inc.	238,669	6,525,211
Western Alliance Bancorp	171,807	10,988,776
Wintrust Financial Corp.	65,801	6,381,381
WSFS Financial Corp.	31,138	1,385,952
Zions Bancorp N.A.	394,943	16,548,112
		1,920,380,193
Beverages — 3.6%
Brown-Forman Corp., Class A	45,676	2,574,756
Brown-Forman Corp., Class B, NVS	295,168	16,204,723
Coca-Cola Co. (The)	7,375,881	438,791,161
Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	141,910	$ 34,779,303
PepsiCo, Inc.	2,487,876	419,281,742
		911,631,685
Biotechnology — 4.9%
AbbVie, Inc.	4,277,372	703,199,957
Amgen, Inc.	1,014,091	318,688,238
Gilead Sciences, Inc.	2,821,709	220,826,946
		1,242,715,141
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	880	340,797
eBay, Inc.	752,338	30,898,522
		31,239,319
Building Products — 0.5%
A O Smith Corp.	124,726	9,679,985
AAON, Inc.	21,563	1,512,860
Advanced Drainage Systems, Inc.	20,199	2,634,354
Allegion PLC	90,261	11,182,435
Armstrong World Industries, Inc.	32,604	3,234,643
Carlisle Cos., Inc.	34,258	10,765,919
CSW Industrials, Inc.	3,920	829,354
Fortune Brands Innovations, Inc.	95,384	7,400,845
Lennox International, Inc.	20,331	8,704,921
Masco Corp.	242,262	16,301,810
Owens Corning	79,891	12,105,883
Simpson Manufacturing Co., Inc.	15,448	2,795,934
Trane Technologies PLC	177,847	44,826,336
UFP Industries, Inc.	38,776	4,399,137
		136,374,416
Capital Markets — 5.3%
Ameriprise Financial, Inc.	93,707	36,248,679
Ares Management Corp., Class A	285,944	34,736,477
Bank of New York Mellon Corp. (The)	1,626,527	90,207,187
BlackRock, Inc.(a)	231,226	179,040,604
CME Group, Inc., Class A	442,701	91,125,574
Evercore, Inc., Class A	42,650	7,324,284
FactSet Research Systems, Inc.	20,080	9,556,474
Goldman Sachs Group, Inc. (The)	628,389	241,307,660
Hamilton Lane, Inc., Class A	38,898	4,509,834
Houlihan Lokey, Inc., Class A	61,675	7,387,431
Intercontinental Exchange, Inc.	510,590	65,013,425
Jefferies Financial Group, Inc.	313,068	12,760,652
MarketAxess Holdings, Inc.	24,833	5,600,090
Moody’s Corp.	78,460	30,759,458
Morgan Stanley	3,249,919	283,522,933
Morningstar, Inc.	8,737	2,440,244
MSCI, Inc., Class A	50,927	30,485,921
Nasdaq, Inc.	378,741	21,879,868
Northern Trust Corp.	461,351	36,741,994
Raymond James Financial, Inc.	181,398	19,986,432
S&P Global, Inc.	163,377	73,250,078
SEI Investments Co.	93,937	5,940,576
State Street Corp.	715,089	52,823,624
Stifel Financial Corp.	139,152	10,151,138
		1,352,800,637
Chemicals — 2.0%
Air Products & Chemicals, Inc.	356,773	91,230,424
Albemarle Corp.	95,206	10,923,936
Ashland, Inc.	57,641	5,396,350
Avient Corp.	152,487	5,521,554
Balchem Corp.	11,300	1,583,808

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	68,294	$ 4,923,997
Celanese Corp., Class A	122,873	17,975,091
Corteva, Inc.	613,526	27,903,163
Eastman Chemical Co.	268,648	22,445,540
Ecolab, Inc.	167,280	33,158,242
FMC Corp.	314,540	17,677,148
HB Fuller Co.	33,968	2,573,755
Innospec, Inc.	20,897	2,426,351
Linde PLC	368,701	149,261,226
Mosaic Co. (The)	447,180	13,732,898
PPG Industries, Inc.	259,418	36,588,315
Quaker Chemical Corp.	8,102	1,538,894
RPM International, Inc.	129,632	13,826,549
Sherwin-Williams Co. (The)	119,924	36,502,467
Westlake Corp.	32,747	4,530,548
		499,720,256
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	80,539	3,285,186
Brady Corp., Class A, NVS	41,997	2,529,479
Cintas Corp.	51,556	31,169,211
MSA Safety, Inc.	24,536	4,049,176
Republic Services, Inc.	163,541	27,985,136
Tetra Tech, Inc.	20,477	3,239,052
Waste Management, Inc.	355,368	65,966,962
		138,224,202
Communications Equipment — 1.7%
Cisco Systems, Inc.	7,960,931	399,479,518
Motorola Solutions, Inc.	108,894	34,791,633
		434,271,151
Construction & Engineering — 0.0%
Comfort Systems U.S.A., Inc.	11,478	2,496,121
MDU Resources Group, Inc.	309,769	6,043,593
Quanta Services, Inc.	14,567	2,826,726
		11,366,440
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	24,240	12,324,101
Vulcan Materials Co.	63,032	14,245,862
		26,569,963
Consumer Finance — 0.7%
American Express Co.	497,483	99,864,737
Discover Financial Services	417,478	44,052,279
FirstCash Holdings, Inc.	28,863	3,312,607
Nelnet, Inc., Class A	16,132	1,405,581
Synchrony Financial	689,553	26,802,925
		175,438,129
Consumer Staples Distribution & Retail — 2.4%
Casey’s General Stores, Inc.	13,949	3,785,201
Costco Wholesale Corp.	178,144	123,788,703
Dollar General Corp.	232,558	30,713,935
Kroger Co. (The)	1,046,035	48,264,055
Sysco Corp.	829,957	67,168,420
Target Corp.	911,397	126,757,095
Walmart, Inc.	1,286,342	212,568,015
		613,045,424
Containers & Packaging — 0.2%
AptarGroup, Inc.	51,966	6,749,344
Avery Dennison Corp.	80,376	16,030,993
Security	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	85,282	$ 3,917,855
Sonoco Products Co.	219,954	12,515,383
		39,213,575
Distributors — 0.2%
Genuine Parts Co.	234,346	32,862,340
Pool Corp.	27,373	10,162,226
		43,024,566
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	2,623	1,889,609
H&R Block, Inc.	245,396	11,494,349
Service Corp. International	155,628	10,445,751
		23,829,709
Electric Utilities — 4.0%
Alliant Energy Corp.	534,464	26,007,018
American Electric Power Co., Inc.	1,380,050	107,837,107
Duke Energy Corp.	2,015,053	193,102,529
Edison International	1,010,372	68,179,903
Entergy Corp.	564,022	56,266,835
Eversource Energy	935,450	50,720,099
IDACORP, Inc.	100,464	9,300,957
MGE Energy, Inc.	46,431	2,994,335
NextEra Energy, Inc.	3,814,044	223,617,400
Otter Tail Corp.	57,562	5,204,756
Pinnacle West Capital Corp.	314,875	21,694,887
PNM Resources, Inc.	178,062	6,451,186
Portland General Electric Co.	268,240	10,979,063
Southern Co. (The)	2,432,850	169,131,732
Xcel Energy, Inc.	1,113,178	66,645,967
		1,018,133,774
Electrical Equipment — 0.9%
AMETEK, Inc.	88,457	14,334,457
Eaton Corp. PLC	361,992	89,078,991
Emerson Electric Co.	819,690	75,190,164
Hubbell, Inc.	47,582	15,967,092
nVent Electric PLC	128,484	7,714,179
Regal Rexnord Corp.	44,775	5,975,671
Rockwell Automation, Inc.	123,907	31,383,165
		239,643,719
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	317,359	32,084,995
Avnet, Inc.	141,731	6,420,414
Badger Meter, Inc.	12,730	1,832,993
CDW Corp.	95,170	21,576,942
Cognex Corp.	80,412	2,906,090
Corning, Inc.	1,807,375	58,721,614
Littelfuse, Inc.	16,170	3,911,523
TD SYNNEX Corp.	44,983	4,497,400
TE Connectivity Ltd.	324,499	46,140,513
		178,092,484
Energy Equipment & Services — 0.0%
Cactus, Inc., Class A	44,679	1,896,177
Financial Services — 1.9%
Equitable Holdings, Inc.	526,082	17,197,621
Essent Group Ltd.	132,962	7,334,184
Fidelity National Information Services, Inc.	1,254,985	78,135,366
Jack Henry & Associates, Inc.	54,768	9,082,178
Mastercard, Inc., Class A	276,956	124,416,944
MGIC Investment Corp.	437,206	8,674,167
Visa, Inc., Class A	774,531	211,648,341

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Voya Financial, Inc.	140,663	$ 10,179,781
Walker & Dunlop, Inc.	55,160	5,327,904
		471,996,486
Food Products — 1.5%
Archer-Daniels-Midland Co.	785,270	43,645,307
Flowers Foods, Inc.	482,699	11,005,537
Hershey Co. (The)	226,794	43,893,711
Hormel Foods Corp.	600,288	18,230,747
Ingredion, Inc.	115,360	12,409,275
J & J Snack Foods Corp.	15,972	2,543,222
J M Smucker Co. (The)	229,635	30,208,484
Kellanova	660,262	36,155,947
Lamb Weston Holdings, Inc.	97,541	9,992,100
Lancaster Colony Corp.	24,944	4,584,208
McCormick & Co., Inc., NVS	347,877	23,711,296
Mondelez International, Inc., Class A	1,944,039	146,327,815
		382,707,649
Gas Utilities — 0.2%
Atmos Energy Corp.	250,001	28,485,114
National Fuel Gas Co.	209,874	9,897,658
New Jersey Resources Corp.	222,390	9,080,184
ONE Gas, Inc.	132,252	8,116,305
Spire, Inc.	143,196	8,129,237
		63,708,498
Ground Transportation — 1.4%
CSX Corp.	1,559,016	55,656,871
JB Hunt Transport Services, Inc.	42,142	8,469,699
Landstar System, Inc.	16,003	3,068,095
Norfolk Southern Corp.	321,769	75,692,940
Old Dominion Freight Line, Inc.	24,494	9,577,644
Ryder System, Inc.	70,828	8,043,936
Schneider National, Inc., Class B	39,158	960,154
Union Pacific Corp.	814,274	198,625,857
Werner Enterprises, Inc.	52,617	2,081,002
		362,176,198
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	2,019,661	228,524,642
Baxter International, Inc.	983,457	38,049,951
Becton Dickinson & Co.	259,102	61,876,149
DENTSPLY SIRONA, Inc.	213,864	7,431,774
Medtronic PLC	2,782,472	243,577,599
ResMed, Inc.	102,880	19,567,776
STERIS PLC	61,930	13,559,573
Stryker Corp.	217,954	73,119,208
		685,706,672
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	279,887	30,560,862
Cencora, Inc.	95,890	22,311,685
Chemed Corp.	2,822	1,672,853
Elevance Health, Inc.	165,213	81,522,703
Ensign Group, Inc. (The)	8,785	994,638
HCA Healthcare, Inc.	113,657	34,654,019
Humana, Inc.	50,986	19,275,767
McKesson Corp.	43,334	21,662,233
Quest Diagnostics, Inc.	141,253	18,141,123
UnitedHealth Group, Inc.	757,457	387,621,045
		618,416,928
Hotels, Restaurants & Leisure — 2.0%
Churchill Downs, Inc.	13,987	1,692,007
Domino’s Pizza, Inc.	25,768	10,982,837
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	1,011,829	$ 296,182,585
Starbucks Corp.	1,598,617	148,719,340
Texas Roadhouse, Inc.	77,251	9,711,996
Wingstop, Inc.	6,043	1,698,748
Yum! Brands, Inc.	326,666	42,299,980
		511,287,493
Household Durables — 0.2%
DR Horton, Inc.	166,015	23,725,204
Garmin Ltd.	215,561	25,757,384
PulteGroup, Inc.	89,546	9,362,930
Worthington Enterprises, Inc.	47,882	2,731,189
		61,576,707
Household Products — 3.1%
Church & Dwight Co., Inc.	172,562	17,230,315
Colgate-Palmolive Co.	1,222,819	102,961,360
Kimberly-Clark Corp.	779,070	94,244,098
Procter & Gamble Co. (The)	3,622,665	569,265,578
WD-40 Co.	11,400	2,952,372
		786,653,723
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,485,747	24,782,260
Vistra Corp.	453,024	18,587,575
		43,369,835
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	862,557	174,460,779
Insurance — 3.1%
Aflac, Inc.	657,689	55,469,490
Allstate Corp. (The)	403,872	62,701,128
American Financial Group, Inc.	106,121	12,776,968
Aon PLC, Class A	92,695	27,662,969
Arthur J. Gallagher & Co.	117,323	27,237,708
Assurant, Inc.	56,329	9,460,456
Assured Guaranty Ltd.	58,854	4,774,825
Axis Capital Holdings Ltd.	151,688	9,028,470
Brown & Brown, Inc.	100,827	7,820,142
Chubb Ltd.	350,114	85,777,930
Cincinnati Financial Corp.	275,483	30,523,516
CNO Financial Group, Inc.	170,224	4,626,688
Erie Indemnity Co., Class A, NVS	24,366	8,426,494
Everest Group Ltd.	46,458	17,884,936
Fidelity National Financial, Inc., Class A	13,389	669,852
First American Financial Corp.	212,150	12,803,253
Globe Life, Inc.	45,729	5,616,436
Hanover Insurance Group, Inc. (The)	56,088	7,404,177
Hartford Financial Services Group, Inc. (The)	407,863	35,467,766
Kinsale Capital Group, Inc.	2,252	895,328
Marsh & McLennan Cos., Inc.	429,540	83,262,034
MetLife, Inc.	1,218,626	84,475,154
Old Republic International Corp.	531,916	14,914,925
Primerica, Inc.	26,575	6,222,802
Principal Financial Group, Inc.	512,169	40,512,568
Reinsurance Group of America, Inc.	83,253	14,476,864
RenaissanceRe Holdings Ltd.	24,531	5,613,429
RLI Corp.	21,059	2,871,816
Selective Insurance Group, Inc.	51,111	5,359,499
Travelers Cos., Inc. (The)	299,234	63,246,098
Unum Group	408,007	19,723,058
W. R. Berkley Corp.	77,690	6,361,257
Willis Towers Watson PLC	85,907	21,158,894
		795,226,930

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 2.5%
Accenture PLC, Class A	577,820	$ 210,257,142
International Business Machines Corp.	2,266,076	416,187,518
		626,444,660
Leisure Products — 0.1%
Acushnet Holdings Corp.	24,779	1,569,502
Brunswick Corp.	79,711	6,431,084
Polaris, Inc.	90,441	8,136,072
		16,136,658
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	117,750	15,319,275
Danaher Corp.	198,586	47,642,767
Thermo Fisher Scientific, Inc.	65,838	35,485,365
West Pharmaceutical Services, Inc.	9,978	3,722,094
		102,169,501
Machinery — 2.6%
AGCO Corp.	37,747	4,617,591
Albany International Corp., Class A	21,444	1,906,586
Caterpillar, Inc.	619,528	186,050,454
Cummins, Inc.	238,030	56,960,579
Donaldson Co., Inc.	118,397	7,647,262
Dover Corp.	119,655	17,921,926
Franklin Electric Co., Inc.	25,178	2,373,278
Graco, Inc.	115,387	9,842,511
Hillenbrand, Inc.	93,113	4,336,272
IDEX Corp.	54,720	11,573,280
Illinois Tool Works, Inc.	408,977	106,702,099
Ingersoll Rand, Inc.	25,336	2,023,333
ITT, Inc.	51,279	6,193,478
Kadant, Inc.	2,884	824,824
Lincoln Electric Holdings, Inc.	43,121	9,582,349
Nordson Corp.	35,382	8,906,357
Oshkosh Corp.	62,483	6,879,378
Otis Worldwide Corp.	387,369	34,258,914
PACCAR, Inc.	352,368	35,374,224
Parker-Hannifin Corp.	101,047	46,936,331
Pentair PLC	131,457	9,618,709
Snap-on, Inc.	83,998	24,353,540
Stanley Black & Decker, Inc.	321,051	29,954,058
Terex Corp.	53,681	3,297,624
Timken Co. (The)	69,923	5,727,393
Toro Co. (The)	95,438	8,826,106
Watts Water Technologies, Inc., Class A	12,630	2,500,866
Xylem, Inc.	179,188	20,147,899
		665,337,221
Marine Transportation — 0.0%
Matson, Inc.	27,589	3,090,796
Media — 1.6%
Cable One, Inc.	6,186	3,395,681
Comcast Corp., Class A	6,693,294	311,505,903
Interpublic Group of Cos., Inc. (The)	915,744	30,210,394
New York Times Co. (The), Class A	87,155	4,232,247
Nexstar Media Group, Inc., Class A	74,018	13,153,739
Omnicom Group, Inc.	392,239	35,450,561
Sirius XM Holdings, Inc.(b)	892,225	4,541,425
		402,489,950
Metals & Mining — 0.3%
Nucor Corp.	185,238	34,626,539
Reliance Steel & Aluminum Co.	51,702	14,756,785
Royal Gold, Inc.	49,346	5,644,689
Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	140,781	$ 16,990,859
Worthington Steel, Inc.(c)	129	3,864
		72,022,736
Multi-Utilities — 1.6%
Ameren Corp.	475,347	33,069,891
CMS Energy Corp.	590,633	33,760,582
Consolidated Edison, Inc.	733,488	66,674,059
DTE Energy Co.	439,617	46,344,424
NiSource, Inc.	939,914	24,409,567
Public Service Enterprise Group, Inc.	1,079,546	62,602,872
Sempra	1,228,850	87,936,506
WEC Energy Group, Inc.	696,481	56,247,806
		411,045,707
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	4,503,606	663,966,633
ConocoPhillips	1,491,675	166,873,682
EOG Resources, Inc.	960,842	109,334,211
Exxon Mobil Corp.	7,045,616	724,359,781
Ovintiv, Inc.	443,134	18,797,744
Phillips 66	883,819	127,543,920
Texas Pacific Land Corp.	3,271	4,780,011
		1,815,655,982
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	58,566	3,897,567
Personal Care Products — 0.0%
Inter Parfums, Inc.	21,852	3,040,706
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	5,571,610	272,284,581
Eli Lilly & Co.	388,243	250,653,563
Johnson & Johnson	4,382,743	696,417,863
Merck & Co., Inc.	4,196,294	506,828,389
Perrigo Co. PLC	299,963	9,622,813
Zoetis, Inc., Class A	227,416	42,710,999
		1,778,518,208
Professional Services — 0.9%
Automatic Data Processing, Inc.	529,689	130,186,962
Booz Allen Hamilton Holding Corp., Class A	106,326	14,967,511
Broadridge Financial Solutions, Inc.	113,847	23,247,557
Exponent, Inc.	38,400	3,386,496
Genpact Ltd.	152,357	5,469,616
Insperity, Inc.	39,787	4,563,171
Jacobs Solutions, Inc.	61,126	8,237,951
ManpowerGroup, Inc.	115,363	8,553,013
Robert Half, Inc.	146,149	11,624,692
SS&C Technologies Holdings, Inc.	218,628	13,340,681
Verisk Analytics, Inc.	50,459	12,187,362
		235,765,012
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	566,465	108,965,207
Applied Materials, Inc.	444,331	73,003,583
Broadcom, Inc.	636,171	750,681,780
KLA Corp.	89,655	53,258,656
Lam Research Corp.	90,908	75,014,554
Microchip Technology, Inc.	669,920	57,063,786
Monolithic Power Systems, Inc.	19,356	11,666,248
NXP Semiconductors NV	303,633	63,936,001
Power Integrations, Inc.	34,798	2,608,458
QUALCOMM, Inc.	1,641,711	243,810,501

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	260,461	$ 27,207,756
Universal Display Corp.	23,532	3,995,028
		1,471,211,558
Software — 4.0%
Dolby Laboratories, Inc., Class A	48,505	4,034,646
Intuit, Inc.	101,841	64,295,279
Microsoft Corp.	1,954,240	776,966,739
Oracle Corp.	1,359,323	151,836,379
Roper Technologies, Inc.	30,242	16,239,954
		1,013,372,997
Specialty Retail — 3.1%
Dick’s Sporting Goods, Inc.	100,541	14,987,647
Group 1 Automotive, Inc.	5,082	1,321,625
Home Depot, Inc. (The)	1,526,874	538,925,447
Lithia Motors, Inc., Class A	12,316	3,631,373
Lowe’s Cos., Inc.	726,207	154,565,898
Penske Automotive Group, Inc.	26,262	3,896,493
Ross Stores, Inc.	190,065	26,662,318
Tractor Supply Co.	127,696	28,680,522
Williams-Sonoma, Inc.	67,704	13,093,276
		785,764,599
Technology Hardware, Storage & Peripherals — 2.9%
Apple Inc.	3,611,811	666,017,948
HP, Inc.	1,917,169	55,041,922
NetApp, Inc.	280,730	24,479,656
		745,539,526
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.	89,505	6,770,158
Columbia Sportswear Co.	33,850	2,682,951
Kontoor Brands, Inc.	119,158	6,985,042
NIKE, Inc., Class B	855,648	86,873,941
Steven Madden Ltd.	93,943	3,934,333
		107,246,425
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A	128,878	5,388,389
Applied Industrial Technologies, Inc.	20,917	3,691,014
Boise Cascade Co.	17,286	2,341,561
Fastenal Co.	773,354	52,765,943
Security	Shares	Value
Trading Companies & Distributors (continued)
Ferguson PLC	209,945	$ 39,440,268
GATX Corp.	39,229	4,811,437
McGrath RentCorp	27,071	3,401,471
MSC Industrial Direct Co., Inc., Class A	94,379	9,313,320
Rush Enterprises, Inc., Class A	60,311	2,708,567
Rush Enterprises, Inc., Class B	9,831	464,711
Watsco, Inc.	49,956	19,531,797
WW Grainger, Inc.	25,148	22,523,555
		166,382,033
Water Utilities — 0.2%
American States Water Co.	47,398	3,535,891
American Water Works Co., Inc.	249,580	30,952,911
California Water Service Group	69,418	3,142,553
Essential Utilities, Inc.	507,938	18,214,657
		55,846,012
Total Long-Term Investments — 99.6% (Cost: $21,013,509,691)		25,380,245,327
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(a)(d)(e)	4,522,704	4,525,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(d)	64,233,306	64,233,306
Total Short-Term Securities — 0.3% (Cost: $68,757,865)		68,758,724
Total Investments — 99.9% (Cost: $21,082,267,556)		25,449,004,051
Other Assets Less Liabilities — 0.1%		23,752,641
Net Assets — 100.0%		$ 25,472,756,692
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 644,774	$ 3,879,287(a)	$ —	$ 498	$ 859	$ 4,525,418	4,522,704	$ 632,605(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	46,636,422	17,596,884(a)	—	—	—	64,233,306	64,233,306	2,298,409	—
BlackRock, Inc.	162,805,601	19,863,119	(30,206,759)	4,706,183	21,872,460	179,040,604	231,226	3,713,055	—
				$ 4,706,681	$ 21,873,319	$ 247,799,328		$ 6,644,069	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	364	03/15/24	$ 88,643	$ 3,593,320
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core Dividend Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 25,380,245,327	$ —	$ —	$ 25,380,245,327
Short-Term Securities
Money Market Funds	68,758,724	—	—	68,758,724
	$ 25,449,004,051	$ —	$ —	$ 25,449,004,051
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,593,320	$ —	$ —	$ 3,593,320
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares